Summary of Significant Accounting Policies and Provisions of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies and Provisions of the Plan	Summary of Significant Accounting Policies and Provisions of the Plan

Basis of Presentation

The accompanying financial statements of the Murphy USA Inc. Savings Plan ("the Plan") have been prepared on the accrual basis of accounting and present the net assets available for benefits to participants in the Plan and changes in net assets available for benefits.  Investments are reported at fair value and investments in common collective trusts are valued using net asset value as a practical expedient. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Purchases and sales of securities are recorded on a trade-date basis. Benefits are recorded when paid.  The Plan has made estimates in preparing the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America.  Actual results could differ from those estimates.

Significant Provisions

The following is a summary of certain information related to the Plan, which is sponsored by Murphy USA Inc. ("Murphy") and administered by Murphy's Employee Benefits Committee ("the Committee"). The Plan documents should be referred to for a complete description of the Plan's provisions.

The Plan was adopted effective August 31, 2013 resulting in the accounts of all Murphy USA employees which were previously held by the Thrift Plan for Employees of Murphy Oil Corporation to be transferred to the Plan for employees of Murphy USA Inc. and its subsidiaries, all of which were 100% vested on the date the assets were transferred to the Plan and its related trust.

The Plan was amended and restated effective January 1, 2023, when the Murphy USA Inc. Profit Sharing Plan and the QuickChek Corporation 401(k) Savings and Retirement Plan merged with and into the Plan, with the Plan being the sole surviving plan. Effective January 1, 2023, the Master Trust was terminated and a Trust Fund was established to receive contributions and pay benefits under the Plan concurrently with the mergers of the Murphy USA Inc. Profit Sharing Plan and QuickChek Corporation 401(k) Savings and Retirement Plan into the Plan. Prior to the merger, the Plan and the Murphy USA Inc. Profit Sharing Plan were participating entities in the Murphy USA Inc. Savings and PS Plans Master Trust with assets held by Fidelity Management Trust Company.

Salary Deferral Contributions, Employee Contributions, Rollover Contributions and Matching Employer Contributions are always 100% vested. Annual Retirement Contributions vest after three years of credited employment service and Discretionary Employer Contribution Accounts after one year of credited employment service. Employees are fully vested in their accounts upon their death, disability, or attaining age 65 while remaining in active employment with the employer.

Eligible employees, as defined in the Plan Document of the Employer, may participate in the Plan and may enroll the first of the month after their hire date and are age 21 or older. Employer means Murphy USA Inc. and any other entity that adopts the Plan for the benefit of its Eligible Employees including Murphy Oil USA, Inc. and QuickChek Corporation (identified herein collectively as the Companies and individually as the Company.)

A participant may have the following Plan accounts to which amounts may be allotted by the participant or contributed by the Company, with limitations as indicated.

A.Salary Deferral Contribution Accounts - pre-tax contributions and Roth after-tax contributions made through salary deferral elections, up to a maximum of 40% of base pay for the year, but not to exceed $23,500 annually in 2025.

B.Matching Employer Contribution Account - Company contributions, dollar-for-dollar, based on the participant's allotments (up to a maximum of 6% of eligible compensation made to the Salary Deferral Account (including any Catch-up Contribution).
C.Annual Retirement Contribution Account - discretionary contributions made to the Plan by an Employer that is based on a percentage of your Eligible Compensation.

D.Rollover Contribution Account - contributions made by an employee to the Plan of an eligible rollover distribution from a prior qualified retirement plan.

E.Catch-Up Contribution Account - eligible employees who attain age 50 or older by the end of the calendar year and who have reached the maximum Salary Deferral Contributions permitted under the Plan may make additional catch-up contributions on either a pre-tax or Roth basis of up to 40% of base pay, subject to IRS annual limits. For 2025, the catch-up contribution limit is $7,500 for participants ages 50 through 59 and age 64 or older, and $11,250 for participants ages 60 through 63.

F.Discretionary Employer Contributions Account - contributions made by the Employer which are determined at the discretion of the Employer.

G.Employee Contributions Account - after-tax contributions made to the Plan before January 1, 2023, that was not a Salary Deferral Contribution.

H.Transfer Contributions Account - contributions made on behalf of an employee which constitute the employee's entire interest transferred from another qualified defined contribution plan.

I.Qualified Non-Elective Contributions Account - employer contributions (other than any matching contributions) which are allocated to a participant's Qualified Non-elective Contribution Account, which they may not elect to receive in cash until distributed from the Plan and which are subject to special distribution restrictions.

Each participant's account is credited with the participant's contribution and allocations of (a) the Company's contribution and (b) Plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

A withdrawal from either a Salary Deferral Contribution Account or Catch-Up Contribution Account is not permissible except (1) upon a finding that a hardship exists as defined by federal tax regulations, (2) upon the attainment of age 59½ or (3) upon termination.  A withdrawal from a Rollover Contribution Account is permitted at any time without any penalty or suspension.

Withdrawals from Employee Contribution Accounts must be at least $250 and may not be made until at least 12 months after the most recent such withdrawal. No participation penalty is applied to such a withdrawal.

A vested participant may withdraw from a Discretionary Employer Contribution Account under guidelines established by the Committee that are uniformly applicable to all participants.

A vested in-service participant may borrow a minimum of $500 and a maximum equal to the lesser of (a) $50,000 less the highest outstanding loan balance(s) in the last twelve months or (b) 50% of their vested account balance.  A participant may have one general-purpose loan and one residential loan outstanding at any one time.  The term of each loan will be in whole years, with maximums of five years for a general-purpose loan and 15 years for a residential loan.  Loan repayments, including interest at the prime rate as of the beginning of the loan period, are made into the participant's account through after-tax payroll deductions.  Each loan has a $35 initiation fee and a $3.75 quarterly maintenance fee.  Interest rates on outstanding loans at December 31, 2025 ranged from 3.25% to 9.50%.

Upon retirement, disability, or death of a participant, the participant or his/her designated beneficiary has the option to receive settlement in a lump sum or installment payments over a period of time not to exceed the actuarial life of the participant.
Investment Options

Each Plan participant may invest contributions in one or more of 29 investment options within the Plan. A participant determines how each of his or her accounts is divided among the different options, but any division of a participant's allotment and Company contributions must be in whole percentages. Account balance transfers must be a minimum of 1% of the account balance.

Income Recognition

Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Obligation for Contributions to the Plan

The Companies have voluntarily agreed to make contributions to the Plan based on each participant's allotments to the Salary Deferral Account subject to a maximum of 6% of the participant's eligible earnings.  For the year ended December 31, 2025 these contributions were $22,268,779.

The Companies may make, at their discretion, contributions to the Annual Retirement Contribution Account component of the Plan. For employees hired or reemployed after January 1, 2023 and field employees and QuickChek employees who were hired before January 1, 2023, the Annual Retirement Contribution will be equal to 3% multiplied by the eligible Participant's eligible compensation for that Plan year while the existing Plan members retain the previous structure. With respect to a legacy retail store manager as of the last day of the Plan year, the Annual Retirement Contribution will be equal to 5%, and for legacy corporate employees the rate will be determined based on the participant's attained whole years of age and attained whole years of vesting service determined as of the first day of the Plan year. The percentage of compensation to be contributed is determined by the sum of those two numbers. If the sum is (1) less than 50, the applicable rate is 5.0%, (2) 50 but less than 70, the applicable rate is 7.0%, and (3) 70 and higher, the applicable rate is 9.0%. For a given Plan Year, employees become eligible for the Annual Retirement Contribution, if any, as of the later of the date the employee attains age 21 or the date on which the eligible employee completes 12 months of vesting service and must be actively employed by the Company on the last day of a Plan Year. For the year ended December 31, 2025, these contributions were $13,143,509, which is net of forfeitures applied of $368,000 and will be funded in 2026. Therefore, this amount is recorded as a receivable from the Plan sponsor.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares of the Murphy Oil Corporation common stock and Murphy USA Inc. common stock allocated to his or her account and is notified by the trustee prior to the time that such rights are to be exercised. The trustee is not permitted to vote any shares for which instructions have not been given by the participant.

Administrative Expenses

Murphy pays certain costs of Plan administration, at its discretion, and if not paid by Murphy they are paid by the Plan or by participants' fees.

Revenue sharing arrangements between the Plan's investment funds and the Plan's trustee are not used to pay the Plan's administrative expenses, but rather are credited into the accounts of the participants invested in the respective investment funds which generated such amounts. The revenue sharing credits are reported in net appreciation in fair value of investments in the statement of changes in net assets available for benefits.

Plan Termination

Although it has not expressed an intention to do so, Murphy USA Inc. has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants will become 100 percent vested in their accounts.
Forfeited Accounts

Forfeitures may arise if a participant's separation from service occurs before the three-year vesting period for the Annual Retirement Contribution Accounts and the one-year vesting period for the Discretionary Employer Contribution Accounts. Any amounts contributed by the Companies that are forfeited by participants in accordance with provisions of the Plan are applied to reduce subsequent contributions by the Companies. Forfeited non-vested amounts were used to reduce employer contributions by $1,091,847, for the 2025 Plan year. At December 31, 2025, there were $145,008 funds in forfeited non-vested accounts and at December 31, 2024, there were $98,000.